Deutsche Investment Management Americas Inc.
One Beacon Street
Boston, MA 02108

January 31, 2014

Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

RE:
Post-Effective Amendment No. 66 to the Registration Statement on Form N-1A of DWS Equity Dividend Fund,  DWS Large Cap Value Fund, DWS Mid Cap Value Fund and DWS Small Cap Value Fund) (the “Funds”), each a series of DWS Value Series, Inc. (the “Corporation”) (Reg. Nos. 033-18477, 811-05385)

Ladies and Gentlemen:

We are filing today through the EDGAR system, on behalf of the Funds, Post-Effective Amendment No. 66 under the Securities Act of 1933, as amended (the “Securities Act”), to the Corporation’s Registration Statement on Form N-1A (the “Amendment”).

The Amendment is being filed under paragraph (a)(1) of Rule 485 under the Securities Act and Rule 8b-16 under the Investment Company Act of 1940, as amended, for review and comment by the staff of the Securities and Exchange Commission (the “Commission”).  Pursuant to Rule 485(a)(1), the Corporation has designated on the facing sheet to the Registration Statement that the Amendment become effective on April 1, 2014.  No fees are required in connection with this filing.

With regard to DWS Equity Dividend Fund, the Amendment contains disclosure reflecting the implementation of a new management process.  With regard to DWS Mid Cap Value Fund and DWS Small Cap Value Fund, the Amendment contains disclosure reflecting the termination of a subadvisor.

Other than the sections relating to the foregoing, the disclosure in the Amendment represents standard DWS disclosure that has been previously reviewed by the staff of the Commission.

The Amendment has been electronically coded to show changes from the Funds’ Prospectuses and Statements of Additional Information filed with the Commission on February 28, 2013 in Post-Effective Amendment No. 64 for the Corporation.

Any comments or questions on this filing should be directed to the undersigned at (617) 295-3681.

Very truly yours,

/s/Laura McCollum

Laura McCollum, Esq.
Vice President and Counsel

cc:           John Marten, Esq., Vedder Price P.C.